Property and equipment net	6 Months Ended
Mar. 31, 2024
Property and equipment net
Property and equipment, net

Note 6 — Property and equipment, net

Property and equipment, stated at cost less accumulated depreciation, consisted of the following:

	As of	As of
	March 31,	September 30,
	2024	2023
	(unaudited)
Machinery and equipment	$63,634	$62,973
Transportation equipment	38	48,009
Office equipment	3,134	19,492
Subtotal	66,806	130,474
Accumulated depreciation	(48,797)	(105,942)
Total	$18,009	$24,532

Depreciation expense was $5,572 and $12,724 for the six months ended March 31, 2024 and 2023, respectively.